Post-employment benefits - Assumptions used for defined benefit obligations (Detail)	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefits [Line Items]
Actuarial assumption of discount rates	4.30%	4.70%
Actuarial assumption of expected rates of inflation	2.20%	2.20%
Actuarial assumption of expected rates of salary increases	3.00%	2.90%
Germany [Member]
Post-employment benefits [Line Items]
Actuarial assumption of discount rates	3.70%	4.10%
Actuarial assumption of expected rates of inflation	2.00%	2.00%
Actuarial assumption of expected rates of salary increases	2.80%	2.80%
United States of America [Member]
Post-employment benefits [Line Items]
Actuarial assumption of discount rates	5.00%	5.20%
Actuarial assumption of expected rates of inflation	2.30%	2.30%
Actuarial assumption of expected rates of salary increases	0.00%	0.00%
Other countries [Member]
Post-employment benefits [Line Items]
Actuarial assumption of discount rates	4.90%	4.90%
Actuarial assumption of expected rates of inflation	2.50%	2.60%
Actuarial assumption of expected rates of salary increases	4.30%	3.30%